Income Taxes - Deferred tax asset and liabilities (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred tax assets:
Accrued expenses	¥ 4,161,017	$ 652,954	¥ 4,312,491
Tax loss carry forward	56,542,077	8,872,686	63,563,642
Gross deferred tax assets	60,703,094	9,525,640	67,876,133
Valuation allowance	(56,542,077)	(8,872,686)	(63,563,642)	$ (9,974,522)	¥ (67,843,392)	¥ (84,146,463)
Net deferred tax assets	¥ 4,161,017	$ 652,954	¥ 4,312,491